Operating Expense - Summary of Employee Expenses and Number of Employees (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Disclosure Of Operating Expense [Line Items]
Wages and salaries | €	€ (14,524)	€ (12,188)	€ (10,328)
Social security contributions | €	(5,296)	(4,765)	(4,775)
Adjustments for provisions | €	(119)	(169)	(154)
Profit sharing granted to employees | €	0	0	(628)
Other short-term employee benefits | €	(578)	(245)	(470)
Employee benefits expense | €	€ (20,517)	€ (17,366)	€ (16,354)
Average number of employees | employee	154	133	122
Number of employees | employee	159	148	122
Research And Development [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	78	73	55
Services Related To Research And Development [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	18	18	18
Administration And Management [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	61	55	47
Marketing And Commercial [Member]
Disclosure Of Operating Expense [Line Items]
Number of employees | employee	2	2	2